Called up share capital	12 Months Ended
Mar. 31, 2019
Called up share capital
Called up share capital

 17. Called up share capital

Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.

Accounting policies

Equity instruments issued by the Group are recorded at the amount of the proceeds received, net of direct issuance costs.

		2019		2018
	Number	€m	Number	€m
Ordinary shares of 2020⁄ 21 US cents each allotted, issued and fully paid:[1,2]
1 April	28,814,803,308	4,796	28,814,142,848	4,796
Allotted during the year[3]	454,870	—	660,460	—
31 March	28,815,258,178	4,796	28,814,803,308	4,796

Notes:

1

At 31 March 2019 the Group held 1,584,882,610 (2018: 2,139,038,029) treasury shares with a nominal value of €264 million (2018: €356 million). The market value of shares held was €2,566 million (2018: €4,738 million). During the year, 45,657,750 (2018: 53,026,317) treasury shares were reissued under Group share schemes. On 25 August 2017, 729,077,001 treasury shares were issued in settlement of tranche 1 of a maturing subordinated mandatory convertible bond issued on 19 February 2016. On 25 February 2019, 799,067,749 treasury shares were issued in settlement of tranche 2 of the maturing subordinated mandatory convertible bond.

2

On 5 March 2019 the Group announced the placing of subordinated mandatory convertible bonds totalling £1.72 billion with a 2 year maturity date in 2021 and £1.72 billion with a 3 year maturity date due in 2022. The bonds are convertible into a total of 2,547,204,739 ordinary shares with a conversion price of £1.3505 per share.

3	Represents US share awards and option scheme awards.